Investment in Associates and joint ventures - Summary of Investments in Associates (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates and joint ventures [line items]
Beginning balance		$ 48
Share of profits		(10)	$ (31)	$ 59
Ending balance		51	48
Investments accounted for using equity method		51	48
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		101	89
Additions		6	3
Share of profits	[1]	10	13
System Fund share of losses		(2)	(3)
Dividends and distributions		(7)	(1)
Ending balance		108	101	89
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		(53)	(53)
Impairment reversal		(4)
Ending balance		(57)	(53)	$ (53)
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method		5	2
Barclay associate [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method		7	3
Other associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method		$ 39	$ 43

[1]	In 2023 and 2022, the total share of profits/(losses) from associates and joint ventures in the Group income statement included $18m gain and $18m loss, respectively, due to the liability recognised in 2022 and its subsequent reversal (see note 6). In 2022, $42m was included within exceptional items in addition to the $18m.